Related Party Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intel Corporation [Member]
Related Party Transaction [Line Items]
Software services provided to			$ 271
Intel (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		9	9
Intel Asia-Pacific Research and Development Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		79	119
Intel (China) Research Center Co., Ltd. [Member]
Related Party Transaction [Line Items]
Software services provided to		8	57
Cloudminds [Member]
Related Party Transaction [Line Items]
Software services provided to	1,373
Bluecap [Member]
Related Party Transaction [Line Items]
Loan from	1,059
Interest expense from loan from	12
Ramanna Hareesh [Member]
Related Party Transaction [Line Items]
Loan from	$ 22